UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October  31

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Investments
January 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Aerospace/Defense - 3.1%
4,488	General Dynamics Corporation^	$787,375
5,422	United Technologies Corporation^	814,384
		1,601,759
	Agriculture - 1.6%
18,749	Archer-Daniels-Midland Company^	839,205

	Apparel - 1.6%
9,826	V.F. Corporation^	815,263

	Beverages - 4.7%
11,570	Brown-Forman Corporation - Class B	782,595
14,400	Coca-Cola Company^	840,960
5,812	PepsiCo, Inc.^	825,420
		2,448,975
	Chemicals - 9.3%
3,405	Air Products & Chemicals, Inc.^	812,808
10,231	Albemarle Corporation	821,345
4,195	Ecolab, Inc.^	822,681
3,955	Linde plc^	803,379
6,602	PPG Industries, Inc.^	791,184
1,396	Sherwin-Williams Company^	777,558
		4,828,955
	Commercial Services - 4.7%
4,687	Automatic Data Processing, Inc.^	803,305
2,930	Cintas Corporation^	817,382
2,817	S&P Global, Inc.^	827,438
		2,448,125
	Cosmetics/Personal Care - 3.3%
11,815	Colgate-Palmolive Company^	871,711
6,637	Procter & Gamble Company^	827,103
		1,698,814
	Distribution/Wholesale - 1.5%
2,525	W.W. Grainger, Inc.^	764,242

	Diversified Financial Services - 3.2%
32,881	Franklin Resources, Inc.^	831,889
6,332	T. Rowe Price Group, Inc.^	845,512
		1,677,401
	Electric - 1.6%
8,873	Consolidated Edison, Inc.^	834,062

	Electrical Components & Equipment - 1.5%
10,829	Emerson Electric Company^	775,681

	Electronics - 1.6%
2,204	Roper Technologies, Inc.	841,179

	Environmental Control - 1.5%
17,978	Pentair plc^	771,796

	Food - 4.7%
17,586	Hormel Foods Corporation	831,114
4,810	McCormick & Company, Inc.^	785,810
10,052	Sysco Corporation^	825,671
		2,442,595

	Gas - 1.6%
7,076	Atmos Energy Corporation	828,104

	Hand/Machine Tools - 1.5%
4,989	Stanley Black & Decker, Inc.^	794,897

	Healthcare-Products - 3.1%
9,188	Abbott Laboratories ^	800,642
6,965	Medtronic plc^	804,040
		1,604,682
	Home Furnishings - 1.5%
16,324	Leggett & Platt, Inc.^	776,859

	Household Products/Wares - 3.2%
5,248	Clorox Company^	825,563
5,791	Kimberly-Clark Corporation^	829,503
		1,655,066

	Insurance - 4.8%
15,854	Aflac, Inc.^	817,591
5,464	Chubb, Ltd.^	830,473
7,835	Cincinnati Financial Corporation^	822,283
		2,470,347
	Iron/Steel - 1.5%
16,503	Nucor Corporation^	783,728

	Machinery-Construction & Mining - 1.5%
5,917	Caterpillar, Inc.^	777,198

	Machinery-Diversified - 1.5%
7,092	Dover Corporation^	807,424

	Miscellaneous Manufacturing - 4.5%
4,662	3M Company ^	739,673
18,283	A.O. Smith Corporation^	780,501
4,711	Illinois Tool Works, Inc.^	824,331
		2,344,505
	Oil & Gas - 3.0%
7,426	Chevron Corporation^	795,622
12,494	Exxon Mobil Corporation^	776,127
		1,571,749
	Packaging & Containers - 1.6%
79,179	Amcor plc	838,506

	Pharmaceuticals - 6.3%
9,919	AbbVie, Inc.^	803,637
2,985	Becton Dickinson and Company^	821,412
15,433	Cardinal Health, Inc.^	790,324
5,600	Johnson & Johnson^	833,672
		3,249,045
	Real Estate - 4.8%
2,684	Essex Property Trust, Inc.	831,396
6,398	Federal Realty Investment Trust^	799,878
10,769	Realty Income Corporation	844,397
		2,475,671
	Retail - 11.0%
8,469	Genuine Parts Company^	792,444
6,908	Lowe’s Companies, Inc.^	802,986
3,932	McDonald’s Corporation^	841,330
7,175	Ross Stores, Inc.	804,963
7,265	Target Corporation^	804,526
15,961	Walgreens Boots Alliance, Inc.^	811,617
7,262	Walmart, Inc.^	831,426
		5,689,292
	Savings & Loans - 1.5%
51,209	People’s United Financial, Inc.	789,643

	Telecommunications - 1.6%
21,574	AT&T, Inc.^	811,614

	Transportation - 1.6%
11,173	Expeditors International of Washington, Inc.	816,076
	TOTAL COMMON STOCKS (Cost $48,204,904)	51,872,458

	SHORT-TERM INVESTMENTS - 0.1%
48,475	First American Treasury Obligations Fund - Class X, 1.50%*	48,475
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,475)	48,475
	TOTAL INVESTMENTS - 100.1% (Cost $48,253,379)	51,920,933
	Liabilities in Excess of Other Assets - (0.1)%	(44,189)
	NET ASSETS - 100.0%	$51,876,744

Percentages are stated as a percent of net assets.

^	All or a portion of this security is held as collateral for the options written. At January 31, 2020, the value of these securities amount to $4,006,100 or 7.7% of net assets.
*	Rate shown is the annualized seven-day yield as of January 31, 2020.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Options Written
January 31, 2020 (Unaudited)

Contracts (100 shares per contract)		Description	Notional Amount	Value
		CALL OPTIONS WRITTEN (a) - (0.1)%
4		3M Company, Expires 2/21/2020, Exercise Price $180.00	$(63,464)	$(18)
17		A.O. Smith Corporation, Expires 2/21/2020, Exercise Price $45.00	(72,573)	(595)
9		Abbott Laboratories, Expires 2/21/2020, Exercise Price $89.50	(78,426)	(616)
9		AbbVie, Inc., Expires 2/21/2020, Exercise Price $88.00	(72,918)	(283)
15		Aflac, Inc., Expires 2/21/2020, Exercise Price $53.00	(77,355)	(592)
3		Air Products & Chemicals, Inc., Expires 2/21/2020, Exercise Price $240.00	(71,613)	(1,185)
17		Archer-Daniels-Midland Company, Expires 2/21/2020, Exercise Price $45.00	(76,092)	(1,054)
20		AT&T, Inc., Expires 2/21/2020, Exercise Price $38.50	(75,240)	(520)
4		Automatic Data Processing, Inc., Expires 2/21/2020, Exercise Price $177.50	(68,556)	(440)
3		Becton Dickinson and Company, Expires 2/21/2020, Exercise Price $277.50	(82,554)	(1,560)
15		Cardinal Health, Inc., Expires 2/21/2020, Exercise Price $54.00	(76,815)	(1,050)
5		Caterpillar, Inc., Expires 2/21/2020, Exercise Price $146.00	(65,675)	(62)
7		Chevron Corporation, Expires 2/21/2020, Exercise Price $113.00	(74,998)	(143)
5		Chubb, Ltd., Expires 2/21/2020, Exercise Price $155.00	(75,995)	(962)
7		Cincinnati Financial Corporation, Expires 2/21/2020, Exercise Price $105.00	(73,465)	(1,750)
3		Cintas Corporation, Expires 2/21/2020, Exercise Price $280.00	(83,691)	(1,530)
5		Clorox Company, Expires 2/21/2020, Exercise Price $160.00	(78,655)	(1,200)
14		Coca-Cola Company, Expires 2/21/2020, Exercise Price $57.00	(81,760)	(2,520)
11		Colgate-Palmolive Company, Expires 2/21/2020, Exercise Price $71.50	(81,158)	(3,047)
9		Consolidated Edison, Inc., Expires 2/21/2020, Exercise Price $90.50	(84,600)	(3,555)
7		Dover Corporation, Expires 2/21/2020, Exercise Price $120.00	(79,695)	(333)
4		Ecolab, Inc., Expires 2/21/2020, Exercise Price $195.00	(78,444)	(2,000)
10		Emerson Electric Company, Expires 2/21/2020, Exercise Price $77.50	(71,630)	(375)
12		Exxon Mobil Corporation, Expires 2/21/2020, Exercise Price $67.50	(74,544)	(72)
6		Federal Realty Investment Trust, Expires 2/21/2020, Exercise Price $130.00	(75,012)	(375)
31		Franklin Resources, Inc., Expires 2/21/2020, Exercise Price $25.00	(78,430)	(2,557)
4		General Dynamics Corporation, Expires 2/21/2020, Exercise Price $182.50	(70,176)	(350)
8		Genuine Parts Company, Expires 2/21/2020, Exercise Price $101.00	(74,856)	(360)
4		Illinois Tool Works, Inc., Expires 2/21/2020, Exercise Price $177.50	(69,992)	(1,080)
5		Johnson & Johnson, Expires 2/21/2020, Exercise Price $149.00	(74,435)	(1,165)
5		Kimberly-Clark Corporation, Expires 2/21/2020, Exercise Price $145.00	(71,620)	(900)
15		Leggett & Platt, Inc., Expires 2/21/2020, Exercise Price $50.00	(71,385)	(1,350)
4		Linde plc, Expires 2/21/2020, Exercise Price $210.00	(81,252)	(730)
7		Lowe’s Companies, Inc., Expires 2/21/2020, Exercise Price $121.00	(81,368)	(550)
5		McCormick & Company, Inc., Expires 2/21/2020, Exercise Price $170.00	(81,685)	(388)
4		McDonald’s Corporation, Expires 2/21/2020, Exercise Price $210.00	(85,588)	(2,370)
7		Medtronic plc, Expires 2/21/2020, Exercise Price $120.00	(80,808)	(609)
15		Nucor Corporation, Expires 2/21/2020, Exercise Price $52.50	(71,235)	(98)
17		Pentair plc, Expires 2/21/2020, Exercise Price $45.00	(72,981)	(383)
6		PepsiCo, Inc., Expires 2/21/2020, Exercise Price $142.00	(85,212)	(1,587)
6		PPG Industries, Inc., Expires 2/21/2020, Exercise Price $126.00	(71,904)	(195)
6		Procter & Gamble Company, Expires 2/21/2020, Exercise Price $126.00	(74,772)	(804)
3		S&P Global, Inc., Expires 2/21/2020, Exercise Price $297.50	(88,119)	(1,755)
1		Sherwin-Williams Company, Expires 2/21/2020, Exercise Price $592.50	(55,699)	(95)
5		Stanley Black & Decker, Inc., Expires 2/21/2020, Exercise Price $170.00	(79,665)	(388)
9		Sysco Corporation, Expires 2/21/2020, Exercise Price $83.50	(73,926)	(1,170)
6		T. Rowe Price Group, Inc., Expires 2/21/2020, Exercise Price $132.00	(80,118)	(2,430)
7		Target Corporation, Expires 2/21/2020, Exercise Price $114.00	(77,518)	(753)
5		United Technologies Corporation, Expires 2/21/2020, Exercise Price $155.00	(75,100)	(455)
8		V.F. Corporation, Expires 2/21/2020, Exercise Price $94.50	(66,376)	(40)
2		W.W. Grainger, Inc., Expires 2/21/2020, Exercise Price $335.00	(60,534)	(70)
15		Walgreens Boots Alliance, Inc., Expires 2/21/2020, Exercise Price $54.00	(76,275)	(435)
7		Walmart, Inc., Expires 2/21/2020, Exercise Price $115.00	(80,143)	(1,971)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received $107,632)		$(50,875)

	(a)	Exchange-Traded

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,  whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,872,458	$-	$-	$51,872,458
Short-Term Investments	48,475	-	-	48,475
Total Investments in Securities	$51,920,933	$-	$-	$51,920,933

^See Schedule of Investments for breakout of investments by industry classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$50,875	$-	$50,875
Total Call Options Written	$-	$50,875	$-	$50,875

For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        3/30/2020

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/30/2020

* Print the name and title of each signing officer under his or her signature.